Statements of Consolidated Stockholders' Equity Unaudited (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012 Retained Earnings
Cash dividends declared on common stock (per share)	$ 0.25